Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000065113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Saturna Bond Income Fund
C000065111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Saturna Core Fund
C000112018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Saturna Global High Income Fund
C000012974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Saturna Growth Fund Investor Shares
C000188907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Saturna Growth Fund Z Shares
C000065110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Saturna International Fund Investor Shares
C000188908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Saturna International Fund Z Shares
C000065112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Saturna Short-Term Bond Fund
C000153268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sustainable Bond Fund
C000153267
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sustainable Equity Fund
Without Sales Load [Member] | C000065113
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%	(1.63%)		1.73%
Without Sales Load [Member] | C000065111
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.30%		7.55%
Without Sales Load [Member] | C000012974
Average Annual Return [Line Items]
Average Annual Return, Percent	18.32%	12.53%		14.02%
Without Sales Load [Member] | C000188907
Average Annual Return [Line Items]
Average Annual Return, Percent	18.60%	12.79%	15.65%
Without Sales Load [Member] | C000065110
Average Annual Return [Line Items]
Average Annual Return, Percent	19.63%	8.77%		9.91%
Without Sales Load [Member] | C000188908
Average Annual Return [Line Items]
Average Annual Return, Percent	19.90%	9.01%	10.00%
Without Sales Load [Member] | C000065112
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%	1.47%		1.75%
Without Sales Load [Member] | C000153268
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%	1.02%		2.18%
Without Sales Load [Member] | C000153267
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%	7.23%		9.61%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%	(0.31%)		1.99%
Bloomberg Developed Markets Large & Mid Cap Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	17.42%	13.32%		12.38%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	14.89%		14.75%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	14.89%	14.95%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%	10.46%		8.62%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%	10.46%	8.30%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%	(0.31%)		1.99%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%	(1.94%)		1.29%
Bloomberg World Large & Mid Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.51%	12.15%		11.82%